Schedule of Fair Value Backstop Forward Purchase Agreement Asset (Details) - Ocean Biomedical Inc [Member] $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance as of March 31, 2023	$ 24,672
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance as of March 31, 2023	24,672
Backstop Forward Purchase Agreement Asset [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance as of January 1, 2023
Initial measurement of Backstop Forward Purchase Asset	51,606
Adjustments resulting from changes in fair value	(26,934)
Balance as of March 31, 2023	$ 24,672